Consolidated Income Statement - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
Revenue	$ 7,501	$ 10,211	$ 7,434
Research & development	(27,189)	(32,815)	(53,012)
Manufacturing commercialization	(27,733)	(30,757)	(32,719)
Management and administration	(25,374)	(27,210)	(30,867)
Fair value remeasurement of contingent consideration	8,771	913	18,687
Fair value remeasurement of warrant liability	(2,205)	5,896	0
Other operating income and expenses	4,250	(536)	1,561
Finance costs	(20,122)	(17,288)	(10,714)
Loss before income tax	(82,101)	(91,586)	(99,630)
Income tax benefit/(expense)	212	239	819
Loss attributable to the owners of Mesoblast Limited	$ (81,889)	$ (91,347)	$ (98,811)
Losses per share from continuing operations attributable to the ordinary equity holders of the Group:
Basic - losses per share (in dollars per share)	$ (0.1108)	$ (0.1408)	$ (0.1633)
Diluted - losses per share (in dollars per share)	$ (0.1108)	$ (0.1408)	$ (0.1633)